May 19, 2005

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer Services

Re:               The Gabelli Mathers Fund  (the "Fund")
                  FILE NOS. 002-23727 AND 811-01311

Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 68 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2005 (Accession # 0000935069-05-001067).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-5177.

                                 Very truly yours,


                                 /S/ LAURIE E. DOWD
                                 Laurie E. Dowd
                                 Assistant Vice President and Manager
                                 Regulatory Administration

cc:      B. Alpert
         J. McKee
         R. Prins, Esq.
         T. Hamlin